Intangible assets - Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 1,238,629	R$ 428,912
Additions other than through business combinations, intangible assets other than goodwill	194,177	208,916
Retirements, intangible assets and goodwill		(9,870)
Increase (decrease) through transfers, intangible assets and goodwill		0
Acquisitions through business combinations, intangible assets other than goodwill	2,939	710,382
Amortisation, intangible assets other than goodwill	(113,395)	(98,026)
Intangible assets and goodwill	1,322,350	1,240,314
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	279,675	177,979
Additions other than through business combinations, intangible assets other than goodwill	131,526	129,439
Retirements, intangible assets and goodwill		(7,506)
Increase (decrease) through transfers, intangible assets and goodwill	(121,916)	(80,759)
Intangible assets and goodwill	289,285	219,153
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	185,565	115,417
Additions other than through business combinations, intangible assets other than goodwill		30
Retirements, intangible assets and goodwill		(253)
Increase (decrease) through transfers, intangible assets and goodwill	73,601	81,879
Amortisation, intangible assets other than goodwill	(55,592)	(23,275)
Intangible assets and goodwill	203,574	173,798
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	132,217	47,150
Additions other than through business combinations, intangible assets other than goodwill	62,651	79,447
Retirements, intangible assets and goodwill		(2,008)
Increase (decrease) through transfers, intangible assets and goodwill	48,315	(1,120)
Acquisitions through business combinations, intangible assets other than goodwill		155,623
Amortisation, intangible assets other than goodwill	(56,490)	(73,368)
Intangible assets and goodwill	186,693	205,724
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,376	10,329
Retirements, intangible assets and goodwill		(103)
Amortisation, intangible assets other than goodwill	(1,313)	(1,383)
Intangible assets and goodwill	7,063	8,843
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	632,796	78,037
Acquisitions through business combinations, intangible assets other than goodwill	2,939	554,759
Intangible assets and goodwill	R$ 635,735	R$ 632,796